Income Taxes - Schedule of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning Balance	$ 576	$ 469
Additions based on tax positions related to the current year	25	57
Additions for tax positions of prior years	50	66
Reductions for tax positions of prior years	(4)	(6)
Settlements	(1)	(3)
Lapse of applicable statutes of limitations	(7)	(7)
Ending Balance	$ 639	$ 576